BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS	12 Months Ended
Dec. 31, 2018
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

4. BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

Acquisitions in 2018

Uber

In February 2018, the Company and Uber International C.V. ( “Uber”), a subsidiary of Uber Technologies Inc.,  completed the combination of Yandex.Taxi Holding B.V. with several Uber legal entities into MLU B.V., a Dutch private limited liability company. The Company and Uber have each contributed their legal entities operating the ride-sharing and food delivery businesses in Russia, Kazakhstan, Azerbaijan, Armenia, Belarus and Georgia, and $100.0  (RUB 5,722 as of the date of acquisition) and $225.0 (RUB 12,874 as of the date of acquisition) in cash, respectively. The merger was accounted for as a business combination.

Immediately after the completion of the transaction, Uber Technologies Inc. transferred 1,527,507 of its Class A Common Shares to the Company in exchange for additional 2.03% in the share capital of MLU B.V. At the same time, Uber Technologies Inc. entered into an arrangement with the Company to hold an option to repurchase these shares after the 3-year period from the one-year anniversary of deal close, while the Company has an option to sell these shares to Uber.

As a result of the above transactions, 61.00% of share capital of the combined entity is held by the Company, 37.96% by Uber and 1.04% by the employees of the Yandex.Taxi business based on the total number of outstanding shares.

The acquisition-date fair value of the consideration transferred amounted to RUB 53,261 ($766.7), which consisted of cash consideration, in the amount of RUB 3,061  ($44.1) and non-cash consideration, represented by the fair value of non-controlling interest in the Yandex.Taxi business contributed.

The fair value of non-cash consideration at the acquisition date was RUB 50,200  ($722.6), which was determined using a discounted cash flow model. This fair value measurement is based on significant unobservable inputs and thus represents a Level 3 measurement as defined by ASC 820.

Set out below is the condensed balance sheet of Uber business contributed as of February 7, 2018, reflecting the allocation of the purchase price to net assets acquired:

February 7, 2018
RUB
ASSETS:
Cash and cash equivalents	20,762
Other current assets	314
Property and equipment	70
Intangible assets	7,257
Goodwill	42,026
Investments in non-marketable equity securities	4,392
Total assets	74,821
LIABILITIES: Other current liabilities	403
Deferred tax liabilities	1,508
Total liabilities	1,911
Total net assets acquired	72,910
Fair value of the noncontrolling interest	19,649
Total purchase consideration	53,261

Of the RUB 7,257  ($104.5) assigned to intangible assets, approximately RUB 2,115  ($30.5) relates to the acquired license for Uber brand that will be amortized over a period of 6.9 years and approximately RUB 5,142  ($74.0) represents customer relationships that will be amortized over a period of 15.9 years.

The RUB 42,026  ($604.9) of goodwill was assigned to the Taxi reportable segment. The Company expects to achieve significant synergies and cost reductions using Yandex’s deep technological expertise and the global ride-sharing expertise of Uber. None of the goodwill is expected to be deductible for income tax purposes.

The Сompany recognized RUB 319  ($4.6) and RUB 482  ($6.9) of acquisition related costs that were expensed in the years ended December 31, 2017 and December 31, 2018, respectively. These costs are recorded in sales, general and administrative expenses in the statement of operations and other comprehensive income.

The fair value of the noncontrolling interest was determined based on the fair value of Uber business contributed. The fair value was estimated using a discounted cash flow model. As Uber was a private company as of the date of the transaction, the fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement as defined in ASC 820.

Fair value of Uber business was determined using cash flow projections based on financial budgets and forecasts covering a five-year period. The cash flows beyond that five-year period have been estimated based on sustainable long-term growth rates.

The pro forma consolidated income statement of Uber business as if had been included in the consolidated results of the Company for the year ended December 31, 2017, would include revenue in the amount of RUB 668  ($9.6) and net loss in the amount of RUB 7,531  ($108.4).

The results of operations of Uber business contributed after acquisition for the period since February 7, 2018 to December 31, 2018 include revenue in the amount of RUB 861  ($12.4) and net loss in the amount of RUB 1,380 ($19.9).

The unaudited pro forma consolidated income statement as if had been included in the consolidated results of the Company for the year ending December 31, 2018, would include revenue in the amount of RUB 1,031  ($14.8) and net loss in the amount of RUB 1,495  ($21.5).

The unaudited pro forma amounts have been calculated after applying the Company’s accounting policies and adjusting the results of Uber business contributed to reflect the additional amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied on January 1, 2017, together with the consequential tax effects.

Edadeal

In October 2018, the Company completed the acquisition of 90% in Edadeal LLC and its subsidiary (“Edadeal”), a daily deal and coupon aggregator, which is often used to find deals for grocery stores, thus increasing the Company’s share in it from 10% to 100%. As of the date of acquisition, the Company measured the fair value of the Company’s initial 10% equity investments in Edadeal at the amount of RUB 26  ($0.4), which was reflected in the purchase consideration. Cash consideration transferred totaled RUB 233  ($3.4). The acquisition is accounted for as a business combination.

Set out below is the condensed balance sheet of Edadeal as of October 5, 2018, reflecting an allocation of the purchase price to net assets acquired:

October 5, 2018
RUB
ASSETS:
Cash and cash equivalents	20
Accounts receivable	176
Other current assets	15
Intangible assets, net	357
Goodwill	622
Deferred tax assets	5
Total assets	1,195
Long-term debt	621
Short-term debt	174
Accounts payable and accrued liabilities	84
Deferred tax liabilities	57
Total liabilities	936
Net assets	259
Total purchase consideration	259

The RUB 622  ($9.0) assigned to goodwill is attributable to the Search and Portal reportable segment and is primarily attributable to expected synergies that result from convergence with Edadeal’s unique audience and data. Of the RUB 357 ($5.1)  assigned to intangible assets, approximately RUB 251  ($3.6) relates to software that will be amortized over a period of 4.0 years, RUB 61  ($0.9) relates to customer relationships and RUB 45  ($0.6) relates to brand.

The results of operations of Edadeal for the period prior to acquisition would not have had a material impact on the Company’s results of operations for the years ended December 31, 2017 and 2018. Accordingly, no pro forma financial information is presented. The results of operations of Edadeal did not have a material impact on the Company’s results of operations for the year ended December 31, 2018.

Formation of Yandex.Market joint venture in 2018

Yandex.Market

On April 27, 2018, the Company and Sberbank formed a joint venture based on the Yandex.Market platform. As a part of the deal, Sberbank subscribed for new ordinary shares of Yandex.Market for RUB 30,000  ($431.8). Since that date, each of the Company and Sberbank hold an equal number of the outstanding shares in Yandex.Market, with up to 10% of outstanding shares allocated to management and an equity incentive pool. The Company retained a non-controlling interest and significant influence over Yandex.Market's business. Accordingly, Yandex.Market's results of operations before the transaction are classified within continuing operations.

On April 27, 2018, the Company deconsolidated Yandex.Market from the Company’s consolidated financial results and accounted for its investment under the equity method within Investments in non-marketable equity securities, initially at fair value of RUB 29,985  ($431.6). It resulted in a gain on the deconsolidation in the amount of RUB 28,244  ($406.6).  Fair value has been determined using valuation techniques such as discounted cash flows. Starting April 27, 2018, the Company records a share of Yandex.Market’s financial results within the other (loss)/income, net line in the consolidated statements of income.

Other

During the year ended December 31, 2018, the Company completed other acquisitions for total consideration of approximately RUB 751 ($10.8). In aggregate, RUB 17 ($0.2) was cash acquired, RUB 14 ($0.2) was attributed to property and equipment, RUB 130 ($1.9) was attributed to intangible assets, RUB 792 ($11.4) was attributed to goodwill, RUB 15 ($0.2) was attributed to deferred tax liabilities, RUB 22 ($0.3) was attributed to net current assets assumed and RUB 209 ($3.0) was attributed to redeemable noncontrolling interests. Goodwill is mainly attributable to the Taxi reportable segment and primarily arises due to specific synergies that result from the integration with the existing operations of other businesses or technologies of the Company.

Acquisitions in 2017

Shkulev

In June 2017, the Company completed the acquisition of assets and assumption of liabilities of Hearst Shkulev Digital LLC (“Shkulev”), one of the biggest regional auto classifieds with the leading position in Sverdlovsk and Chelyabinsk regions of the Russian Federation, for a cash consideration of RUB 401, including a contingent consideration of RUB 52, subject to successful technical integration and client base transition. As of December 31, 2018, the contingent consideration in the amount of RUB 44 ($0.6) was paid. The Company accounted for the acquisition as a business combination.

Set out below is the condensed balance sheet of Shkulev as of June 28, 2017, reflecting an allocation of the purchase price to net assets acquired:

June 28, 2017
RUB
ASSETS:
Intangible assets	59
Deferred tax assets	68
Goodwill	274
Total assets	401
Net assets	401
Total purchase consideration	401

The RUB 274 assigned to goodwill is attributable to the Classifieds reportable segment and primarily arises due to specific synergies that result from convergence with other vertical aggregators developed by the Company and the Company’s distribution capabilities. Of the RUB 59 assigned to intangible assets, approximately RUB 22 relates to software and website, RUB 12 relates to domain name and trademark, RUB 10 relates to customer relationships and RUB 15 represents non-compete agreements.

The results of operations of Shkulev for the period prior to acquisition would not have had a material impact on the Company’s results of operations for the years ended December 31, 2016 and 2017. Accordingly, no pro forma financial information is presented. The results of operations of Shkulev did not have a material impact on the Company’s results of operations for the year ended December 31, 2017.

FoodFox

In December 2017, the Company completed the acquisition of a 100% ownership interest in Deloam Management Limited and its subsidiary (“FoodFox”). FoodFox is one of the leading food delivery operators in Moscow. The primary purpose of the acquisition of FoodFox was to enlarge the range of services provided by the Company. The fair value of consideration transferred totaled RUB 595 and consisted of cash consideration of RUB 541 and deferred consideration of RUB 54. The deferred consideration arrangement requires the Company to pay the additional cash consideration to FoodFox’s former shareholders and convertible debt holders, when certain legal conditions are being met within four-year period.

Set out below is the condensed balance sheet of FoodFox as of December 22, 2017, reflecting an allocation of the purchase price to net assets acquired:

December 22, 2017
RUB
ASSETS:
Intangible assets	82
Goodwill	639
Other current assets	25
Total assets	746
LIABILITIES:
Current liabilities	20
Other non-current liabilities	115
Deferred tax liabilities	16
Total liabilities	151
Net assets	595
Total purchase consideration	595

The RUB 639 assigned to goodwill is attributable to the Taxi reportable segment and primarily arises due to expected synergies and the assembled workforce of FoodFox that does not qualify for separate recognition. None of the goodwill is expected to be deductible for income tax purposes. As of December 31, 2017, there were no changes in the recognized amount of goodwill resulting from the acquisition of FoodFox. Of the RUB 82 assigned to intangible assets, approximately RUB 63 relates to software that will be amortized over a period of 5.0 years. The remaining RUB 19 was assigned to client relationships.

The results of operations of FoodFox for the period prior to acquisition would not have had a material impact on the Company’s results of operations for the year ended December 31, 2016. Accordingly, no pro forma financial information is presented.

The pro forma consolidated income statement as if had been included in the consolidated results of the Company for the year ending December 31, 2017, would include revenue in the amount of RUB 104 and net loss in the amount of RUB 409. These amounts have been calculated after applying the Company’s accounting policies and adjusting the results of FoodFox to reflect the additional amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied on January 1, 2017, together with the consequential tax effects.

The results of operations of FoodFox after acquisition for the period since December 22, 2017 to December 31, 2017 did not have a material impact on the Company’s results of operations for the year ended December 31, 2017.

Other

During the year ended December 31, 2017, the Company completed another acquisition for total consideration of approximately RUB 66. In aggregate, RUB 30 was attributed to intangible assets, RUB 29 was attributed to goodwill and RUB 7 was attributed to deferred tax assets. Goodwill is attributable to the Classifieds reportable segment and primarily arises due to specific synergies that result from convergence with other vertical aggregators developed by the Company and the Company’s distribution capabilities.

Acquisitions in 2016

The Company did not complete any business combinations in 2016.